Significant Related Party Transactions (Details) - Schedule of Employment of and Existing Consulting Agreements	12 Months Ended
Dec. 31, 2023
Keith Liddell [Member]
Significant Related Party Transactions (Details) - Schedule of Employment of and Existing Consulting Agreements [Line Items]
Key management personnel, Officer position	Chairman
Chris Showalter [Member]
Significant Related Party Transactions (Details) - Schedule of Employment of and Existing Consulting Agreements [Line Items]
Key management personnel, Officer position	Chief Executive Officer
Ingo Hofmaier [Member]
Significant Related Party Transactions (Details) - Schedule of Employment of and Existing Consulting Agreements [Line Items]
Key management personnel, Officer position	Chief Financial Officer (joined June 29, 2023)
Dr Michael Adams [Member]
Significant Related Party Transactions (Details) - Schedule of Employment of and Existing Consulting Agreements [Line Items]
Key management personnel, Officer position	Chief Technology Officer
Gerick Mouton [Member]
Significant Related Party Transactions (Details) - Schedule of Employment of and Existing Consulting Agreements [Line Items]
Key management personnel, Officer position	Chief Operating Officer
Benedict Busunzu [Member]
Significant Related Party Transactions (Details) - Schedule of Employment of and Existing Consulting Agreements [Line Items]
Key management personnel, Officer position	Tembo Nickel Chief Executive Officer
Spencer Davis [Member]
Significant Related Party Transactions (Details) - Schedule of Employment of and Existing Consulting Agreements [Line Items]
Key management personnel, Officer position	Group General Counsel (joined March 1, 2023)
Natasha Liddell [Member]
Significant Related Party Transactions (Details) - Schedule of Employment of and Existing Consulting Agreements [Line Items]
Key management personnel, Officer position	Chief Sustainability Officer (resigned February 16, 2024)
Anthony von Christierson [Member]
Significant Related Party Transactions (Details) - Schedule of Employment of and Existing Consulting Agreements [Line Items]
Key management personnel, Officer position	Senior Vice President: Commercial and Business Development
Evan Young [Member]
Significant Related Party Transactions (Details) - Schedule of Employment of and Existing Consulting Agreements [Line Items]
Key management personnel, Officer position	Senior Vice President: Investor Relations and Capital Markets (joined October 10, 2023)